Environmental (Tables)	12 Months Ended
Dec. 31, 2012
Environmental Remediation Obligations [Abstract]
Schedule of Environmental Expenditures
Environmental expenditures for preventative and remediation efforts are as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Capital expenditures	40	30	19
Other expenditures (1)	45	41	47
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(1)	Includes expenditures for US Superfund sites of $2 million, $2 million and $2 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Schedule of Environmental Remediation Reserves
The components of environmental remediation reserves are as follows:

	As of December 31,
	2012	2011
	(In $ millions)
Demerger obligations (Note 23)	31	34
Divestiture obligations (Note 23)	21	24
Active sites	28	20
US Superfund sites	15	14
Other environmental remediation reserves	4	4
Total	99	96

Schedule of Environmental Remediation Efforts	Remediation efforts recorded are as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Cost of sales	10	2	1
Selling, general and administrative expenses	3	6	8

Schedule of Environmental Ownership and Liability Percentages
The Company's ownership interest and environmental liability participation percentages for such liabilities which cannot be attributed to an InfraServ partner are as follows:

	As of December 31, 2012
	Ownership	Liability	Reserves (1)
	(In percentages)		(In $ millions)
InfraServ GmbH & Co. Gendorf KG	39	10	11
InfraServ GmbH & Co. Knapsack KG	27	22	1
InfraServ GmbH & Co. Hoechst KG	32	40	74
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(1)	Gross reserves maintained by the respective InfraServ entity.